PROSPECTUS DATED APRIL 30, 1997

                          LEXINGTON CORPORATE LEADERS
                                   TRUST FUND

                            PARK 80 WEST, PLAZA TWO
                         SADDLE BROOK, NEW JERSEY 07663
                      Shareholder Services: 1-800-526-0056
            Institutional/Financial Adviser Services: 1-800-367-9160
                  24 Hour Account Information: 1-800-526-0052

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     Lexington  Corporate  Leaders  Trust Fund (the "Trust") was created in 1935 with the objective of seeking long term capital growth and income through investment in an equal number of shares of the common stocks of a fixed list of American blue chip corporations. See "Description of the Trust" on page 2. Currently, the Trust is invested in twenty-five such corporations including Eastman Kodak, General Electric, Mobil, Sears Roebuck and Travelers Group. Investments in these corporations, while having potential for long term capital growth and income, may be considered conservative investments. The value of participations of the Trust will fluctuate with the market value of the underlying portfolio securities.


    The  minimum   initial   purchase   requirement  is  $1,000  and  additional
investments must be at least $50. Participations are sold without a sales or redemption charge.

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Sponsor:                            Trustee:
Lexington Management Corporation    State Street Bank and Trust Company
Park 80 West, Plaza Two             Mutual Fund Services Area
Saddle Brook, New Jersey 07663      Lexington Corporate Leaders Trust Fund
                                    225 Franklin Street
Distributor:                        Boston, Massachusetts 02110

Lexington Funds Distributor, Inc.
Park 80 West, Plaza Two
Saddle Brook, New Jersey 07663

    Participations are not deposits or obligations of (or endorsed or guaranteed by) any bank, nor are they federally insured or otherwise protected by the Federal Deposit Insurance Corporation ("FDIC"), the Federal Reserve Board or any other agency. Investing in the Trust involves investment risks, including the possible loss of principal, and their value and return will fluctuate.

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     THESE  SECURITIES  HAVE  NOT BEEN  APPROVED  OR  DISAPPROVED  BY THE
     SECURITIES   AND  EXCHANGE   COMMISSION  OR  ANY  STATE   SECURITIES
     COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
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              READ AND RETAIN THIS PROSPECTUS FOR FUTURE REFERENCE.

                                   HIGHLIGHTS

THE TRUST AND ITS OBJECTIVE

        THE TRUST WAS CREATED IN 1935 WITH THE OBJECTIVE OF SEEKING LONG
         TERM CAPITAL GROWTH AND INCOME THROUGH INVESTMENT IN AN EQUAL
       NUMBER OF SHARES OF COMMON STOCK OF A FIXED LIST OF AMERICAN BLUE
     CHIP CORPORATIONS. CURRENTLY THE TRUST IS INVESTED IN TWENTY-FIVE SUCH
       CORPORATIONS. THERE CAN BE NO ASSURANCE THAT THE TRUST'S OBJECTIVE
            WILL BE ACHIEVED. SEE "DESCRIPTION OF THE TRUST" HEREIN.

PUBLIC OFFERING PRICE
     The initial purchase requirement for an investment in the Trust is $1,000 and additional investments must be at least $50. Investors receive a fractional undivided interest in and ownership of the Trust Fund and Distributive Fund described below which is called a participation. Participations are offered at a price equal to the net asset value next determined after an order is received.


     SPECIAL CONSIDERATIONS The value of a participation fluctuates with the market value of the underlying portfolio securities of the Trust. The dividend income, if any, from the portfolio securities is subject to fluctuation which in turn will affect the amounts of distributions made to participants. An investor in the Trust has no assurance against loss in a declining market and redemption at a time when the market value of the participations is less than their cost will result in a loss to the investor.


SEMI-ANNUAL DISTRIBUTIONS
     Semi-annual  distributions  on  June  30  and  December  31  of  each  year
(Distribution Date) will be reinvested at net asset value in additional participations of the Trust unless the participant notifies the Trustee to pay such distributions in cash.

TAXATION
     For Federal income tax purposes, (1) the Trust will be treated as a fixed investment trust and will not be subject to Federal income tax, (2) each participant will be treated as the owner of his pro rata portion of the common stock of the corporations held by the Trust, (3) each participant will be required to include in his gross income his pro rata portion of the dividends and interest received by the Trust (including the amounts of such dividends and interest that are not distributed to participants but are used to pay the fees and expenses of the Trust), at the time such dividends and interest are received by the Trust, not at the later time such dividends and interests are distributed to participants or reinvested in additional participations, and (4) each individual participant who itemizes deductions may deduct his pro rata portion of the fees and expenses of the Trust only to the extent such amount, together with his other miscellaneous itemized deductions, exceeds 2% of his adjusted gross income. See "Taxation" herein.

THE INDENTURE
     The Amended and Restated Indenture is effective as of November 14, 1989, as amended on April 23, 1993 (the "Indenture"). Both the Indenture and the Trust will terminate on November 30, 2100.


                            DESCRIPTION OF THE TRUST

     Corporate Leaders Trust Fund was created under New York Law by an Indenture dated November 18, 1935, as amended and supplemented, between Empire Trust Company (now The Bank of New York by merger) as Trustee, and Corporate Leaders of America, Inc., as Sponsor. On October 29, 1971, Corporate Leaders of America, Inc. was merged into Piedmont Capital Corporation, which designated Manlex Corporation as Sponsor of the Trust on March 25, 1981. On October 31, 1988 holders of Corporate Leaders Trust Fund Certificates Series B voted to approve an Amended and Restated Indenture which, among other things, designated Lexington Management Corporation, the parent company of Manlex Corporation, as Sponsor, and changed the name to Lexington Corporate Leaders Trust Fund (Federal I.D. #13-6061925). Holders of Corporate Leaders Trust Fund Certificates Series A continue to be governed by the initial Indenture. This Prospectus pertains solely to Lexington Corporate Leaders Trust Fund Certificates Series B (herein referred to as the "Trust"). All discussions herein of articles and sections of the Indenture refer to the Amended and Restated Indenture (the "Indenture").

     The Trust is comprised of a Trust Fund and a Distributive Fund. The Trust Fund is composed of stock units, each unit consisting of one share of common stock of each of the twenty-five American corporations (except with respect to shares received from spin-offs of existing portfolio securities--see discussion below) and such cash as may be available for the purchase of stock units. Cash received on sales of participations, (excluding the portion thereof, if any, attributable to the value of, and therefore deposited in, the Distributive Fund) including distributions by the Trust which are reinvested in additional participations under the Distribution Reinvestment Program described herein, is held in the Trust Fund without interest until receipt of sufficient cash to purchase at least one hundred stock units. To the extent monies remain uninvested in the Trust, the Trustee will derive a benefit therefrom.


     All dividends and any other cash distributions received by the Trust with respect to the common stock held in the Trust Fund are deposited in the Distributive Fund. Any non-cash distributions received by the Trust with respect to the common stock held in the Trust Fund are sold by the Trustee and the proceeds of sale are deposited in the Distributive Fund. The Trustee may invest the funds deposited in the Distributive Fund in debt obligations issued or guaranteed by the United States Government, its agencies or instrumentalities, or in repurchase agreements collateralized by such United States Government obligations, which mature prior, and as close as practicable, to the next Distribution Date. The interest earned on such investments is also deposited in the Distributive Fund. Fees and expenses of the Trust are paid from the Distributive Fund. The Trustee may from time to time set aside out of the Distributive Fund a reserve for payments of taxes or other governmental charges.

     On each Distribution Date, the Trustee uses the money in the Distributive Fund to purchase additional participations for participants under the Distribution Reinvestment Program described herein, unless the participant has elected to receive his distribution in cash.

     In the event of the merger, consolidation, re-capitalization or readjustment of the issuer of any portfolio security with any other corporation, the Sponsor may instruct the Trustee, in writing, to accept or reject such offer or take such other action as the Sponsor may deem proper. Any securities received in exchange shall be held by the Portfolio and shall be subject to the terms and conditions of the Amended and Restated Indenture to the same extent as the securities originally held in the Portfolio. Securities received pursuant to an exchange may result in the Trust holding fewer shares than originally held in the Portfolio security. Each stock unit issued after the effective date of such an exchange will include one share of the corporation received on exchange.

     The Trust will enter into repurchase agreements only with commercial banks and dealers in U.S. government securities. Repurchase agreements when entered into with dealers, will be fully collateralized including the interest earned thereon during the entire term of the agreement. If the institution defaults on the repurchase agreement, the Trust will retain possession of the underlying securities. In addition, if bankruptcy proceedings are commenced with respect to the seller, realization on the collateral by the Trust may be delayed or limited and the Trust may incur additional costs. In such case the Trust will be subject to risks associated with changes in the market value of the collateral securities.


     The Trust is invested generally in an equal number of shares of the common stock of a fixed list of twenty-five American corporations. The Trust's portfolio investments are not managed and are expected to remain fixed. Of the securities held on December 31, 1996, 17.3% were in consumer products, 20.7% were in international oil companies and 9.8% were in chemical and fertilizer companies. A complete list of the securities is contained in the financial statements included herein. The value of a participation in the Trust fluctuates with the market value of the underlying common stock held by the Trust. The dividend income, if any, from the common stocks is subject to fluctuation, which, in turn will affect the amounts of distributions made to participants.



     The Sponsor may direct the Trustee to sell the shares of common stock of any of the twenty-five corporations if (i) the corporation has failed to declare or pay dividends on the common stock; (ii) a materially adverse legal proceeding has been instituted which affects the declaration or payment of dividends; (iii) a breach of covenant or warranty exists which may materially affect the payment of dividends; (iv) a default in payment of principal or income on any other outstanding securities of the corporation occurs which may affect the payment of dividends; or (v) the common stock ceased to be listed on the New York Stock Exchange and after fifteen days has not been reinstated. The proceeds of any such sale shall be deposited in the Distributive Fund.


                         ------------------------------

SELECTED FINANCIAL INFORMATION

     The following table of selected financial information has been audited by McGladrey & Pullen, LLP independent certified public accountants, whose report thereon appears elsewhere in this prospectus.


Per participation operating
  performance (for a                                                                                          Thirteen
  participation outstanding                                                                                    Months      Years
  throughout the period)                                                                                        Ended      Ended
                                                           Years Ended December 31,                            December   November
                                   -------------------------------------------------------------------------
                                    1996       1995      1994      1993      1992     1991     1990     1989   31, 1988   30, 1987
                                    ----       ----      ----      ----      ----     ----     ----     ----   --------   --------

Net asset value,
  beginning year .............    $13.74     $10.51    $12.78    $11.62    $11.52   $10.53   $13.68   $12.00    $10.93     $14.26
                                  ------     ------    ------    ------    ------   ------   ------   ------    ------     ------
Income from investment
 operations:
  Net investment income ......       .28        .28       .31      .33        .36      .39      .43      .46       .77        .55
                                  ------     ------    ------    ------    ------   ------   ------   ------    ------     ------
  Net realized and
  unrealized gain
  (loss) on  investments .....      2.79       3.82      (.45)    1.71        .70     1.64     (.89)    3.18      2.27      (1.31)
                                  ------     ------    ------    ------    ------   ------   ------   ------    ------     ------
Total from investment
  operations .................      3.07       4.10      (.14)    2.04       1.06     2.03     (.46)    3.64      3.04       (.76)
                                  ------     ------    ------    ------    ------   ------   ------   ------    ------     ------


Less distributions:
  Dividends from net
    investment income ........      (.28)      (.03)     (.90)    (.28)      (.35)    (.28)   (1.29)   (1.00)     (.58)      (.96)
  Distributions from
    income and realized
    gains included in
    terminations .............      (.02)      (.02)     (.01)     --        (.01)     --      (.01)    (.02)     (.02)      (.02)
  Distributions from capital .      (.18)      (.54)     (.90)   (.27)       (.25)    (.36)    (.96)    (.48)     (.55)     (1.04)
                                  ------     ------    ------    ------    ------   ------   ------   ------    ------     ------
       Total distributions ...      (.76)      (.87)    (2.13)     (.88)     (.96)   (1.04)   (2.69)   (1.96)    (1.97)     (2.57)
                                  ------     ------    ------    ------    ------   ------   ------   ------    ------     ------
Change in net asset
  value for the year .........      2.31       3.23     (2.27)     1.16       .10      .99    (3.15)    1.68      1.07      (3.33)
                                  ------     ------    ------    ------    ------   ------   ------   ------    ------     ------
Net asset value
  at end of year .............    $16.05     $13.74    $10.51    $12.78    $11.62   $11.52   $10.53   $13.68    $12.00     $10.93
                                  ======     ======    ======    ======    ======   ======   ======   ======    ======     ======
Total Return..................     22.43%     39.21%    (0.77%)   17.57%     9.63%   19.41%   (4.20%)  30.34%    28.21%     (7.81%)

Ratio/Supplemental Data
Net Assets,
  end of year (000)...........  $392,295   $256,427  $156,286  $147,181  $105,712  $98,104  $85,961  $94,379   $77,868    $65,967
Ratios to average
  net asset of:
  Expenses ...................       .63%       .58%      .62%      .57%      .60%     .67%     .67%     .72%      .26%*      .08%
  Net investment income ......      2.05%      2.57%     2.84%     2.78%     3.16%    3.46%    3.57%    3.34%     5.88%*     4.01%

 *Annualized


                         HOW TO PURCHASE PARTICIPATIONS


INITIAL INVESTMENT--MINIMUM $1,000. BY MAIL: Send a check payable to Lexington Corporate Leaders Trust Fund, along with a completed New Account Application to State Street Bank and Trust Company (the "Agent"). To transmit funds by wire, contact the Trust at 1-800-526-0056.

SUBSEQUENT INVESTMENTS--MINIMUM $50. BY MAIL: Send a check payable to Lexington Corporate Leaders Trust Fund, to the Agent, accompanied by either the detachable form which is part of the confirmation of a prior transaction or a letter indicating the dollar amount of the investment and identifying the Trust, account number and registration. The Fund does not accept third party checks or cash investments. Third party checks are defined as checks made payable to someone other than the Fund. Checks must be in U.S. dollars, and to avoid fees and delays, drawn only on banks located in the U.S.


BROKER-DEALERS: You may invest in participations of the Trust through broker-dealers who are members of the National Association of Securities Dealers, Inc., and other financial institutions and who have selling agreements with Lexington Funds Distributor, Inc. Broker-dealers and financial institutions who process such purchase and sale transactions for their customers may charge a transaction fee for these services. The fee may be avoided by purchasing participations directly from the Trust.

THE OPEN ACCOUNT: By investing in the Trust, a shareholder appoints the Agent, as his agent, to establish an open account to which all participations purchased, including additional participations purchased under the Distribution Reinvestment Program, will be credited. Participation certificates will be issued for full participations only when requested in writing. Unless payment for participations is made by certified or cashier's check or federal funds wire, certificates will not be issued for 30 days. In order to facilitate redemptions and transfers, most participation holders elect not to receive certificates.

     After an Open Account is established, payments can be provided for by "Lex-O-Matic" or other authorized automatic bank check program accounts (checks drawn on the investor's bank periodically for investment in the Trust).

     Automatic Investing Plan with "Lex-O-Matic". A shareholder may arrange to make additional purchases of shares automatically on a monthly or quarterly basis. The investments of $50 or more are automatically deducted from a checking account on or about the 15th day of each month. The institution must be an Automated Clearing House (ACH) member. Should an order to purchase shares of a fund be cancelled because your automated transfer does not clear, you will be responsible for any resulting loss incurred by that fund. The shareholder reserves the right to discontinue the Lex-O-Matic program provided written notice is given ten days prior to the scheduled investment date. Further information regarding this service can be obtained from Lexington by calling 1-800-526-0056.

     On payroll deduction accounts administered by an employer and on payments into qualified pension or profit sharing plans and other continuing purchase programs, there are no minimum purchase requirements.

TERMS OF OFFERING: If an order to purchase participations is cancelled because the investor's check does not clear, the purchaser will be responsible for any loss incurred by the Trust. To recover any such loss the Trust reserves the right to redeem participations owned by the purchaser, and may prohibit or restrict the purchaser in placing future orders in any of the Lexington Funds.

     The Trust reserves the right to reject any order, and to waive or lower the investment minimums with respect to any person or class of persons, including participation holders of the Trust's special investment programs. An order to purchase participations is not binding on the Trust until it has been confirmed by the Agent.

SHAREHOLDER SERVICING AGENTS: The Trust may enter into Shareholder Servicing Agreements with one or more Shareholder Servicing Agents. The Shareholder Servicing Agent may, as agent for its customers, among other things: answer customer inquiries regarding account status, account history and purchase and redemption procedures; assist shareholders in designating and changing dividend options, account designations and addresses; provide necessary personnel and facilities to establish and maintain shareholder accounts and records; assist in processing purchase and redemption transactions; arrange for the wiring of funds; transmit and receive funds in connection with customer orders to purchase or redeem shares; verify and guarantee shareholder signatures in connection with redemption orders and transfers and changes in shareholder-designated accounts; furnish monthly and year-end statements and confirmations of purchases and redemptions; transmit, on behalf of the Trust, proxy statements, annual reports, updated prospectuses and other communications to shareholders of the Trust; receive, tabulate and transmit to the Trust proxies executed by shareholders with respect to meetings of shareholders of the Trust; and provide such other related services as the Trust or a shareholder may request. For these services, each Shareholder Servicing Agent receives fees, which may be paid periodically, provided that such fees will not exceed, on an annual basis, 0.25% of the average daily net assets of the Trust represented by participations owned during the period for which payment is made. LMC, at no cost to the Trust, may pay to Shareholder Servicing Agents additional amounts from its past profits. Each Shareholder Servicing Agent may, from time to time, voluntarily waive all or a portion of the fees payable to it.

ACCOUNT STATEMENTS: The Agent will send participation holders either purchasing or redeeming participations of the Trust, a confirmation of the transaction indicating the date the purchase or redemption was accepted, the number of participations purchased or redeemed, the purchase or redemption price per participation, and the amount purchased or redemption proceeds. A statement is also sent to participation holders whenever a distribution is paid, or when a change in the registration, address, or dividend option occurs. PARTICIPATION HOLDERS ARE URGED TO RETAIN THEIR ACCOUNT STATEMENTS FOR TAX PURPOSES.

                          HOW TO REDEEM PARTICIPATIONS

BY MAIL: Send to the Agent (see the back cover of this prospectus for the Agent's address): (1) a written request for redemption, signed by each registered owner exactly as the participations are registered including the name of the Trust, account number and exact registration; (2) participation certificates for any participations to be redeemed which are held by the participation holder; (3) signature guarantees, when required, and (4) the additional documents required for redemptions by corporations, executors, administrators, trustees, and guardians. REDEMPTIONS BY MAIL WILL NOT BECOME EFFECTIVE UNTIL ALL DOCUMENTS IN PROPER FORM HAVE BEEN RECEIVED BY THE AGENT. IF A PARTICIPATION HOLDER HAS ANY QUESTIONS REGARDING THE REQUIREMENTS FOR REDEEMING PARTICIPATIONS, HE SHOULD CALL THE TRUST AT THE TOLL FREE NUMBER ON

THE BACK COVER PRIOR TO SUBMITTING A REDEMPTION REQUEST. If a redemption request is sent to the Trust in New Jersey, it will be forwarded to the Agent and the effective date of redemption will be the date received by the Agent.


     Checks for redemption proceeds will normally be mailed within three business days, but will not be mailed until all checks in payment for the participations to be redeemed have been cleared. The Transfer Agent will restrict the mailing of redemption proceeds to a participation holder's address of record within 30 days of such address being changed unless the participation holder provides a signature guaranteed letter of instruction.

BY TELEPHONE: TO ESTABLISH THIS PRIVILEGE ON YOUR ACCOUNT, PLEASE CALL OUR SHAREHOLDER SERVICES DEPARTMENT AT 1-800-526-0056 BETWEEN 9:00 A.M. AND 5:00 P.M. EASTERN TIME AND REQUEST A TELEPHONE AUTHORIZATION FORM.

     Shareholders redeeming at least $1,000 worth of shares (for which certificates have not been issued) may effect a telephone redemption by calling our Shareholder Services Department at 1-800-526-0056 Monday--Friday between 9:00 a.m. and 4:00 p.m. Eastern Time. A telephone redemption in good order will be processed at the net asset value of the Trust next determined. There is a maximum telephone redemption limit of $100,000.

     The redemption proceeds will be made payable to the registered shareholder(s) and forwarded to the address of record. The Transfer Agent will restrict the mailing of telephone redemption proceeds to a participation holder's address of record within 30 days of such address being changed, unless the participation holder provides a signature guaranteed letter of instruction (See "Telephone Exchange/Redemption Provisions").


SIGNATURE GUARANTEE: Signature guarantees are required in connection with (a) redemptions by mail involving $25,000 or more; (b) all redemptions by mail, regardless of the amount involved, when the proceeds are to be paid to someone other than the registered owners; (c) changes in instructions as to where the proceeds of redemptions are to be sent, and (d) participation transfer requests.

     The Agent requires that the guarantor be either a commercial bank which is a member of the Federal Deposit Insurance Corporation, a trust company, a savings and loan association, a savings bank, a credit union, a member firm of a domestic stock exchange, or a foreign branch of any of the foregoing. A NOTARY PUBLIC IS NOT AN ACCEPTABLE GUARANTOR.

     With respect to redemption requests submitted by mail, the signature guarantees must appear either: (a) on the written request for redemption, (b) on a separate instrument of assignment ("stock power") specifying the total number of participations to be redeemed, or (c) on all participation certificates tendered for redemption and, if participations held by the Agent are also being redeemed, on the letter or stock power.

REDEMPTION PRICE: The redemption price will be the net asset value per participation of the Trust next determined after receipt by the Agent of a redemption request in proper form.

     The redemption price per participation is computed on (i) any Trust business day, which is each day on which the New York Stock Exchange, the Federal Reserve Bank of New York and the Trustee are open for business and on such other days as there is sufficient trading in the Trust's securities to materially affect net asset value per participation except for certain national holidays. The calculation is made by (a) adding: (i) the aggregate value of the portfolio securities; (ii) available cash; (iii) amounts in the Distributive Fund, including dividends on the portfolio securities and interest on the investment of monies in the Distributive Fund; and (iv) any other assets of the Trust and (b) deducting: (i) taxes and other governmental charges; (ii) fees and expenses of the Trust; (iii) cash allocated for distribution to participants of record as of a date prior to the evaluation; and (iv) any other liabilities of the Trust.

     Participations will be redeemed in cash from the Trust Fund and the Distributive Fund at a price equal to the next determined participation value following receipt of an appropriate request multiplied by the number of participations being redeemed and subject to payment by the participant of any tax or other governmental charge. If there is insufficient cash in the Trust Fund to pay the portion of the redemption price attributable thereto, the Trustee shall sell stock units. Sales of such securities will be at the best price obtainable subject to any minimum value limitations on sales specified by the Sponsor.

     A security listed or traded on a recognized stock exchange is valued at its last sale price prior to the time when assets are valued on the principal exchange on which the security is traded. If no sale is reported at that time, the mean between the current bid and asked price will be used. All other securities for which over-the-counter market quotations are readily available are valued at the mean between the last current bid and asked price. Short-term securities having maturity of 60 days or less are valued at cost, when it is determined by the Trustee that amortized cost reflects the fair value of such securities. Securities for which market quotations are not readily available and other assets are valued at fair value as determined in good faith by the Trustee.


     The right of redemption may be suspended (a) for any period during which the New York Stock Exchange is closed or the Securities and Exchange Commission ("SEC") determines that trading on the Exchange is restricted, (b) when there is an emergency as determined by the SEC as a result of which it is not reasonably practicable for the Trust to dispose of securities owned by it or to determine fairly the value of its net assets, or (c) for such other periods as the SEC may by order permit for the protection of participants. Due to the proportionately high cost of maintaining smaller accounts, the Trust reserves the right to redeem all participations in an account with a value of less than $500 other than as a result of a change in net asset value and mail the proceeds to the participant. Participants will be notified before these redemptions are to be made and will have thirty (30) days to make an additional investment to bring their accounts up to the required minimum.


                              SHAREHOLDER SERVICES

TRANSFER
     Participations may be transferred to another owner. A signature guarantee of the registered participant is required on the letter of instruction or other instrument of assignment.

SYSTEMATIC WITHDRAWAL PLAN

     Participants may elect to withdraw cash in fixed amounts from their accounts at regular intervals. The minimum investment to establish a Systematic Withdrawal Plan is $10,000. If the proceeds are to be mailed to someone other than the registered owner, a signature guarantee is required.

GROUP SUB-ACCOUNTING: To minimize recordkeeping by fiduciaries, corporations and certain other investors, the minimum initial investment may be waived.

                               EXCHANGE PRIVILEGE


     Participations may be exchanged for shares of the following funds managed by the Sponsor, Lexington Management Corporation, (the "Lexington Funds") on the basis of relative net asset value per share at the time of the exchange. In the event shares of one or more of these funds being exchanged by a single investor have a value in excess of $500,000, participations may not be purchased until the third business day following the redemption of the shares being exchanged in order to enable the redeeming fund to utilize normal securities settlement procedures in transferring the proceeds of the redemption to the Trust. EXCHANGES MAY NOT BE MADE UNTIL ALL CHECKS IN PAYMENT FOR PARTICIPATIONS TO BE EXCHANGED HAVE BEEN CLEARED.


     The Lexington Funds currently available for exchange are:

LEXINGTON WORLDWIDE  EMERGING  MARKETS FUND, INC.  (NASDAQ Symbol:  LEXGX)/Seeks
     long-term growth of capital primarily through investment in equity securities of companies domiciled in, or doing business in, emerging countries and emerging markets.


LEXINGTON INTERNATIONAL FUND, INC.* (NASDAQ Symbol: LEXIX)/Seeks long term growth of capital through investment in common stocks of companies domiciled in foreign countries.


LEXINGTON CROSBY SMALL CAP ASIA GROWTH FUND, INC.* (NASDAQ Symbol: LXCAX)/Seeks long-term capital appreciation through investment in companies domiciled in the Asia Region with a market capitalization of less than $1 billion.

LEXINGTON  TROIKA  DIALOG  RUSSIA  FUND,  INC.*  (NASDAQ  Symbol:   LETRX)/Seeks
     long-term capital appreciation through investment primarily in the equity securities of Russian companies. The Fund has a $5,000 minimum investment.

LEXINGTON RAMIREZ GLOBAL INCOME FUND* (NASDAQ Symbol: LEBDX)/Seeks high current income by investing in a combination of foreign and domestic high-yield, lower rated debt securities. Capital appreciation is a secondary objective.

LEXINGTON GOLDFUND, INC.* (NASDAQ Symbol: LEXMX)/Seeks capital appreciation and such hedge against loss of buying power as may be obtained through investment in gold bullion and equity securities of companies engaged in mining or processing gold throughout the world.


LEXINGTON SMALLCAP VALUE FUND, INC.* (NASDAQ Symbol: LESVX)/Seeks long-term capital appreciation through investment in common stocks of companies domiciled in the United States with a market capitalization of less than $1 billion.


LEXINGTON CORPORATE LEADERS TRUST FUND (NASDAQ Symbol: LEXCX)/Seeks long-term capital growth and income through investment in an equal number of shares of the common stocks of a fixed list of American blue chip corporations.


LEXINGTON GROWTH AND INCOME FUND, INC. (NASDAQ Symbol: LEXRX)/Seeks long-term capital appreciation through investments in stocks of large, ably managed and well financed companies. Income is a secondary objective.


LEXINGTON CONVERTIBLE SECURITIES FUND* (NASDAQ Symbol: CNCVX)/Seeks total return by providing capital appreciation, current income and conservation of capital through investments in a diversified portfolio of securities convertible into shares of common stock.

LEXINGTON GNMA INCOME FUND, INC. (NASDAQ Symbol: LEXNX)/Seeks a high level of current income, consistent with liquidity and safety of principal, through investment primarily in mortgage-backed GNMA Certificates.

LEXINGTON  MONEY  MARKET  TRUST  (NASDAQ  Symbol:  LMMXX)/Seeks  a high level of current income consistent with preservation of capital and liquidity through investments in interest bearing short term money market instruments.


     *These Funds are not available for exchange until exemptive relief is received from the SEC.

     The Exchange Privilege enables a participant to acquire another Lexington Fund with a different investment objective when the participant believes that a shift between funds is an appropriate investment decision. Participants contemplating an exchange should obtain and review the prospectus of the Fund to be acquired. If an exchange involves investing in a Lexington Fund not already owned and a new account has to be established, the dollar amount exchanged must meet the minimum initial investment of the Fund being purchased. If, however, an account already exists in the Fund being bought, there is a $500 minimum exchange required. Participants must provide the account number of the existing account. Any exchange between Funds is, in effect, a redemption in one Fund and a purchase in the other Fund. Participants should consider the possible tax effects of an exchange.


 TELEPHONE EXCHANGE/REDEMPTION PROVISIONS

     Exchange or redemption instructions may be given in writing or by telephone. TELEPHONE EXCHANGES/REDEMPTIONS MAY ONLY BE MADE IF A TELEPHONE AUTHORIZATION FORM HAS BEEN PREVIOUSLY EXECUTED AND FILED WITH THE SPONSOR. Telephone exchanges/redemptions are permitted only after a minimum of seven (7) days have elapsed from the date of a previous exchange/redemption. EXCHANGES/REDEMPTIONS MAY NOT BE MADE UNTIL ALL CHECKS IN PAYMENT FOR PARTICIPATIONS TO BE EXCHANGED HAVE BEEN CLEARED.

     Telephonic exchanges/redemptions can only involve participants registered on the books of the Trustee; participations held in certificate form cannot be included. However, outstanding certificates can be returned to the Trustee and qualify for these services. Any new account established with the same registration will also have the privileges of exchange/redemption by telephone in the Lexington Funds. All accounts involved in a telephonic exchange must have the same registration and dividend option as the account from which the participations were transferred and will also have the privilege of exchange by telephone in the Lexington Funds in which these services are available.

     By checking the box on the Purchase Application authorizing telephone exchange and/or telephone redemption services, a participant constitutes and appoints Lexington Funds Distributor, Inc. ("LFD"), distributor of the Lexington Funds, as the true and lawful attorney to surrender for redemption or exchange any and all non-certificate shares held by the Trustee in account(s) designated, or in any other account with the Lexington Funds, present or future which has the identical registration with full power of substitution in the premises and authorizes and directs LFD to act upon any instruction from any person by telephone for exchange of shares held in any of these accounts, to purchase shares of any other Lexington Fund that is available, provided the registration and mailing address of the shares to be purchased are identical to the shares being redeemed, and agrees that neither LFD, the Trustee, the Trust or the Lexington Fund(s) will be liable for any loss, expense or cost arising out of any requests effected in accordance with this authorization which would include requests effected by imposters or persons otherwise unauthorized to act on behalf of the account. LFD, the Agent and the Fund, will employ reasonable procedures to confirm that instructions communicated by telephone are genuine and if they do not employ reasonable procedures they may be liable for any losses due to unauthorized or fraudulent instructions. The following identification procedures may include, but are not limited to, the following: account number, registration and address, taxpayer identification number and other information particular to the account. In addition, all exchange transactions will take place on recorded telephone lines and each transaction will be confirmed in writing by the Fund. LFD reserves the right to cease to act as agent subject to the above appointment upon thirty (30) days' written notice to the address of record. If the participant is an entity other than an individual, such entity may be required to certify that certain persons have been duly elected and are now legally holding the titles given and that the said corporation, trust, unincorporated association, etc., is duly organized and existing and has the power to take action called for by this continuing authorization.

     Exchange   Authorization   Forms,   telephone   authorization   forms   and
prospectuses of the other Lexington Funds may be obtained from LFD.

     LFD has made arrangements with certain dealers to accept instructions by telephone to exchange participations for shares of one of the other Lexington Funds at net asset value as described above. Under this procedure, the dealer must agree to indemnify LFD and the Lexington Funds from any loss or liability that any of them might incur as a result of the acceptance of such telephone exchange orders. A properly signed exchange application must be received by the Distributor within five (5) days of the exchange request. In each such exchange, the registration of the shares of the Fund being acquired must be identical to the registration of the participations of the Fund being exchanged. Participations in certificate form are not eligible for this type of exchange. LFD reserves the right to reject any telephone exchange request. Any telephone exchange orders so rejected may be processed by mail.

TAX SHELTERED  RETIREMENT PLANS

     The Trust offers a Prototype Pension and Profit Sharing Plan, including a Keogh Plan, IRA's, SEP-IRA Rollover Accounts, 401(k) Salary Reduction Plans,
Section 457 Deferred Compensation Plans and 403(b)(7) Plans. Plan support services are available through the Shareholder Services Department of the Sponsor. For further information, call 1-800-526-0056.

DISTRIBUTION REINVESTMENT PROGRAM

     On June 30 and  December  31 of each  year,  the  Distribution  Dates,  the
Trustee will compute to at least two decimal places the amount of the semi-annual distribution per participation for participants of record, and shall use such distributions to purchase additional participations unless the Trustee has been instructed by the participant, in writing, prior to the Distribution Date to pay such distributions in cash.

TAX MATTERS

     The Trust is treated as a fixed investment trust under the Internal Revenue Code of 1986, as amended (the "Code"), and not an association taxable as a corporation. The Trust is also treated as a grantor trust under the Code. As a result, the Trust will not be subject to Federal income taxes. In addition, for Federal income tax purposes, each participant is treated as the owner of his pro rata portion (i.e., the ratio of the number of participations owned by the participant to the total number of participations outstanding) of (i) the common stock of each corporation and any cash held in the Trust Fund and (ii) the securities and cash held in the Distributive Fund.

     Each participant is treated as receiving his pro rata portion of dividends and any other distributions received by the Trust on the common stock of the corporations held in the Trust Fund and interest received by the Trust from the investment of such dividends (and any other amounts) deposited in the Distributive Fund. Each participant shall include in gross income his pro rata portion of such dividends and interest when such dividends and interest are received by the Trust (or, in the case of an accrual basis participant, as such interest accrues), regardless of when such dividends and interest are distributed by the Trust to participants (or reinvested in additional participations) and regardless of the fact that a portion of such dividends and interest are not distributed to participants (or reinvested in additional participations) but rather are used to pay the fees and expenses of the Trust.

     A corporate participant will generally be entitled to the 70% dividends-received deduction with respect to the dividends so included in its gross income, subject to various limitations and restrictions imposed by the Code. A corporate participant will also be entitled to a deduction for his pro rata portion of fees and expenses paid by the Trust. An individual participant who itemizes deductions will be entitled to a deduction for his pro rata portion of fees and expenses paid by the Trust only to the extent that such amount, together with the participant's other miscellaneous itemized deductions, exceeds 2% of the participant's adjusted gross income. Further, certain itemized deductions of an individual participant (including any portion of the miscellaneous itemized deductions which exceeds the 2% floor, state and local income and property taxes, home mortgage interest, and charitable contributions) will be reduced (but not by more than 80% thereof) by 3% of the participant's adjusted gross income in excess of $111,800 (for 1994, adjusted for inflation thereafter).

     The purchase price paid by a participant for his participations (excluding any portion thereof attributable to, and to be deposited in, the Distributive
Fund) shall be allocated (based upon relative fair market values) among the participant's pro rata portion of the common stock of each corporation and any cash held in the Trust Fund, in order to determine his tax basis in his pro rata portion of the common stock of each corporation. If the common stock of any of the corporations held in the Trust Fund is sold by the Trust, each participant will be considered to have sold his pro rata portion of the common stock of that corporation and will be considered to have received his pro rata portion of the sale proceeds received by the Trust. If a participant redeems his participations, he will be considered to have sold his pro rata portion of the common stock of each corporation. The redemption price received by the participant (excluding any portion thereof attributable to, and paid out of, the Distributive Fund) shall be allocated (based upon relative fair market values) among his pro rata portion of the common stock of each corporation and any cash held in the Trust Fund. If a participant is considered to have sold his pro rata portion of the common stock of any corporation, he will recognize a capital gain or loss equal to the difference between the amount he is considered to have received with respect thereto and his tax basis therein. Any such capital gain or loss generally will be long-term capital gain or loss if the participant held his participations for more than one year.

     Under the back-up withholding rules of the Code, certain shareholders may be subject to 31% withholding of federal income tax on distributions and redemption payments made by the Trust. In order to avoid this back-up withholding, a shareholder must provide the Trust with a correct taxpayer identification number (which for most individuals is their Social Security number) or certify that it is a corporation or otherwise exempt from or not subject to back-up withholding. The new account application included with this Prospectus provides for shareholder compliance with these certification requirements.

     Information concerning the Federal income tax status of distributions will be mailed to participants annually. Prospective participants are urged to consult their own tax advisers as to the tax consequences of an investment in the Trust.

                               INVESTMENT RETURN

     The Trust may, from time to time, include total return information in advertisements and reports to shareholders. The average annual total return of the Trust for the 1, 5 and 10 years ended December 31, 1996 is set forth in the following table:

                                               Average Annual
                     Period                     Total Return
                     ------                   --------------
         1 year ended December 31, 1996          +22.43%
         5 years ended December 31, 1996         +16.87%
         10 years ended December 31, 1996        +14.80%

     This performance is calculated pursuant to the formula P(1+T)n = ERV (where P = a hypothetical investment of $1,000; T = the average annual total return; n = the number of years and ERV = the ending redeemable value of the hypothetical $1,000 investment). The computation reflects the reinvestment of all dividends and distributions reinvested on participations acquired with the original hypothetical $1,000 investment. Past results are not necessarily representative of future results.

     Comparative performance information may be used from time to time in advertising or marketing of the Trust's participations, including data from Lipper Analytical Services, Inc., the Dow Jones Industrial Average Index and Standard & Poor's 500 Composite Stock Index. Such comparative performance information will be stated in the same terms in which the comparative data and indices are stated.

                           AMENDMENT AND TERMINATION

     The Sponsor and Trustee may amend the Indenture without the consent of participants (i) to cure any ambiguity or to correct or supplement any provision contained herein which may be defective or inconsistent; (ii) to change any provision as may be required by the SEC or any successor governmental agency; or
(iii) to make any other provisions which do not adversely affect the interest of participants. The Indenture may be amended by the Sponsor and the Trustee with the consent of a majority of the participations entitled to vote.

     The Trust and Indenture will terminate on November 30, 2100 upon the sale or disposition of the last portfolio security of the Trust unless terminated sooner by written instrument executed by the Sponsor and consented to by participants owning 51% of the then outstanding participations. The Trustee will deliver written notice of any termination to each participant specifying the times at which the participants may surrender their certificates for cancellation. Within a reasonable period of time after the termination, the Trustee will distribute to each participant registered on the Trustee's books in uncertificated form, and to each other participant upon surrender for cancellation of his certificate, after deducting all unpaid expenses, fees, taxes and other governmental charges, the participant's interest in the Distributive Fund (into which had been deposited the proceeds from the sale of the portfolio securities) and furnish to each participant a final account statement.

          RESIGNATION, REMOVAL AND LIMITATIONS ON LIABILITY OF SPONSOR

     Sponsor The Sponsor may resign upon written notice to the Trustee. The resignation will not become effective unless the Trustee shall have appointed a successor sponsor to assume, with such compensation as the Trustee may deem desirable, the duties of the resigning Sponsor. If the Sponsor fails to perform its duties for 30 days after notice from the Trustee, or becomes incapable of acting or becomes bankrupt or its affairs are taken over by a public official, then the Sponsor will be automatically discharged. The Sponsor shall be under no liability to the Trust or to the participants for taking any action or for refraining from taking any action in good faith or for errors in judgment or for depreciation or loss incurred by reason of the purchase or sale of any portfolio security. This provision, however, shall not protect the Sponsor in cases of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties.

TRUSTEE

     The Trustee may resign upon written notice to the Sponsor and by mailing a copy of such notice to all participants of record not less than sixty days prior to the effective date of their resignation. The Sponsor shall then use its best efforts to promptly appoint a successor trustee, and if upon resignation of the Trustee no successor has been appointed within thirty days after notification, the Trustee may apply to a court of competent jurisdiction for the appointment of a successor. If, after such an application by the Trustee is made to a court of competent jurisdiction (after November 30, 2015) and the court is unable to appoint a successor trustee, then no earlier than six months after the date of such application, the Trustee may notify each participant and the Sponsor that the Trust shall terminate on a day no earlier than six months from the date of such notice unless a successor trustee is appointed. If the Trustee fails to perform its duties or becomes incapable of acting or becomes bankrupt or a public official takes over its affairs, the Sponsor may remove the Trustee and appoint a successor trustee by written notice to the Trustee. The Trustee shall be under no liability for any action taken in good faith in reliance upon prima facie properly executed documents or for the disposition of monies or portfolio securities. This provision shall not protect the Trustee in cases of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties. The Trustee will not be responsible for the misconduct of any of its agents, attorneys or accountants if they were selected with reasonable care.

                                  MISCELLANEOUS

     Trustee The Trustee is State Street Bank and Trust Company (Federal I.D. #04-1867445), a trust company incorporated under the laws of Massachusetts and subject to regulation by the Federal Deposit Insurance Corporation and the Commissioner of Banks of

Massachusetts. Its principal office is at 225 Franklin Street, Boston, Massachusetts 02110. The Trustee receives a fee of $10,000 per year for its services as set forth in the Indenture and is reimbursed for all of its disbursements relating to the Trust. In addition, the Trustee receives fees for acting as Custodian and Transfer Agent and for providing portfolio, tax accounting and recordkeeping services. During the year ended December 31, 1996, aggregate fees received by the Trustee were $138,352.

SPONSOR

     The Sponsor, Lexington Management Corporation (Federal l.D. #22- 1891864), a Delaware corporation, serves as investment adviser and sponsor to 18 registered investment companies and to private and institutional investment accounts. The Sponsor is responsible for performing certain administrative services for the Trust including shareholder servicing, answering inquiries, blue sky compliance and accounting. For performing such administrative services the Sponsor receives an annual fee of .40% of the Trust's average daily net assets. For the year ended December 31, 1996, the Sponsor received fees of $1,268,269.

     The Sponsor is a wholly-owned subsidiary of Lexington Global Asset Managers, Inc., a Delaware corporation with offices at Park 80 West Plaza Two, Saddle Brook, New Jersey 07663. Descendants of Lunsford Richardson, Sr., their spouses, trusts and other related entities have a majority voting control of outstanding shares of Lexington Global Asset Managers, Inc.

     The principal officers and the directors of the Sponsor and their principal occupations during the past five years are as follows:


*Robert M. DeMichele          Chairman and Chief  Executive  Officer,  Lexington
                              Management  Corporation;  President  and Director,
                              Lexington  Global Asset Managers,  Inc.;  Chairman
                              and  Chief  Executive  Officer,   Lexington  Funds
                              Distributor,  Inc.;  Chairman of the Board, Market
                              Systems Research, Inc. and Market Systems Research
                              Advisors,    Inc.;    Director,    Chartwell    Re
                              Corporation,  Claredon National Insurance Company,
                              The  Navigator's   Group,  Inc.,  Unione  Italiana
                              Reinsurance,  Vanguard Cellular Systems,  Inc. and
                              Weeden  &  Co.;  Vice  Chairman  of the  Board  of
                              Trustees,   Union   College  and  Trustee,   Smith
                              Richardson Foundation.


*Richard M. Hisey             Chief  Financial  Officer,  Managing  Director and
                              Director, Lexington Management Corporation;  Chief
                              Financial  Officer,  Vice  President and Director,
                              Lexington Funds Distributor, Inc.; Chief Financial
                              Officer,  Market Systems Research Advisors,  Inc.;
                              Executive  Vice  President  and  Chief   Financial
                              Officer, Lexington Global Asset Managers, Inc.

*Lawrence Kantor              Executive Vice  President,  Managing  Director and
                              Director  of  Lexington  Management   Corporation;
                              Executive Vice  President and Director,  Lexington
                              Funds Distributor,  Inc.; Executive Vice President
                              and  General   Manager--Mutual   Funds,  Lexington
                              Global Asset Managers, Inc.


Stuart S. Richardson          Director,    Lexington   Management   Corporation;
                              Chairman,  Lexington Global Asset Managers,  Inc.;
                              Vice Chairman,  Vanguard  Cellular  Systems,  Inc.
                              Prior to January 1986, Chairman, Richardson-Vicks,
                              Inc.



*Lisa Curcio                  Senior Vice  President  and  Secretary,  Lexington
                              Management   Corporation;   Vice   President   and
                              Secretary,   Lexington  Funds  Distributor,  Inc.;
                              Secretary, Lexington Global Asset Managers, Inc.

----------
*Messrs. DeMichele, Hisey and Kantor and Ms. Curcio hold officer, director and/or trustee positions with some or all of the registered investment companies advised and/or distributed by Lexington Management Corporation and Lexington Funds Distributor, Inc.


     During its last fiscal year ended December 31, 1996, the Sponsor paid all its salaried officers a total of $ .

DISTRIBUTOR

     State Street Bank and Trust Company has appointed Lexington Funds Distributor, Inc., a registered broker-dealer to act as distributor to the Trust. Lexington Funds Distributor, Inc. is a wholly-owned subsidiary of Lexington Global Asset Managers, Inc., and receives no compensation for its services.

LEGAL OPINION

     The legality of the participations has been passed upon by Kramer, Levin, Naftalis, & Frankel, 919 Third Avenue, New York, New York 10022, as counsel for the Trust.

AUDITORS

     Financial Statements have been examined by McGladrey & Pullen, LLP independent certified public accountants, as stated in their opinion appearing herein and has been so included in reliance upon that opinion given on the authority of that firm as experts in accounting and auditing.

     This Prospectus does not contain all of the information with respect to the investment company set forth in its registration statements and exhibits relating thereto which have been filed with the Securities and Exchange Commission, Washington, D.C. under the Securities Act of 1933 and the Investment Company Act of 1940, and to which reference is hereby made.

                                   * * * * *

     No  person  is  authorized  to  give  any   information   or  to  make  any
representations not contained in this Prospectus; and any information or representation not contained herein must not be relied upon as having been authorized by the Trust, the Trustee or the Sponsor. The Trust is registered as a unit investment trust under the Investment Company Act of 1940. Such registration does not imply that the Trust has been guaranteed, sponsored, recommended or approved by the United States or any state or any agency or officer thereof.

                                    * * * * *

     This Prospectus does not constitute an offer to sell, or a solicitation of an offer to buy securities in any state to any person to whom it is not lawful to make such offer in such state.

     NONSTANDARD INVESTMENT RETURN IF YOU HAD INVESTED $10,000 55 YEARS AGO
                ILLUSTRATION OF AN ASSUMED INVESTMENT OF $10,000
                WITH DIVIDENDS AND OTHER DISTRIBUTIONS REINVESTED

     The table below covers the period from March 16, 1941 to December 31, 1996. This period was one of generally rising common stock prices. The results shown should not be considered as a representation of the dividends and other distributions which may be realized from an investment made in the Trust today. A program of the type illustrated does not assure a profit or protect against depreciation in declining markets.

The cumulative cost figure represents the initial investment of $10,000 plus the cumulative amount of dividends reinvested. Dividends and other distributions were assumed to have been reinvested in additional participations at the reinvestment price. The value of participations Initiailly Acquired" includes the value of additional participations created as a result of the reinvestment of that portion of the semi-annual distributions representing "A Return of Capital" (the proceeds from securities sold representing the cost of securities sold, and other principal transactions). No adjustment has been made for any income taxes payable by holders on dividends and other distributions reinvested in additional participations.

The dollar amount of distributions from realized gains (determined at the Trust level) reinvested in additional participations were: 1941_None; 1942--None; 1943--None; 1944--$3; 1945--$450; 1946-- None; 1947--$44; 1948--$338;
1949--None;   1950--$283;   1951--$796;   1952--$185;   1953--$10;   1954--$812;
1955--$474;  1956--$4,347;  1957--$48;  1958--$17;  1959--$3,032;  1960--$2,371;
1961--$2,118;   1962--$2,749;  1963--$735;  1964--$3.138;  1965--$9,035;  1966--
$1,077;  1967--$48;   1968--$4.121;   1969--$102;   1970--$644;  1971--  $1,862;
1972--$2,300;  1973--None;  1974--None; 1975--None; 1976-- $5,071; 1977--$4,161;
1978--None; 1979--None; 1980--$5,182; 1981-- $31,473; 1982--None; 1983--$18,602;
1984--$8,258;  1985--$39,496;   1986--$64,138;   1987--$69,182;   1988--$49,350;
1989--$99,410;  1990--$148,727;   1991--$39,773;  1992--$52,819;  1993--$46,262;
1994--$160,296; 1995--$7,696; 1996--$62,612; Total $953,647.


                              CUMULATIVE
                                COST OF                                  VALUE OF PARTICIPATIONS
                               PARTICI-                              PURCHASED
                                PATIONS                             THROUGH REIN-                 PURCHASED
                 AMOUNT OF     PURCHASED   CUMULATIVE               INVESTMENT OF                  THROUGH
                 DIVIDENDS      THROUGH      COST                   DISTRIBUTIONS                REINVESTMENT                NUMBER
      YEAR      REINVESTED     REINVEST-   INCLUDING                 FROM REALIZED                    OF            NET        OF
     ENDED        SEMI-         MENT OF   REINVESTED     INITIALLY      GAINS                      DIVIDENDS        ASSET   PARTICI-
    DEC. 31      ANNUALLY      DIVIDENDS   DIVIDENDS     ACQUIRED    (CUMULATIVE)    SUB-TOTAL   (CUMULATIVE)       VALUE    PATIONS
------------------------------------------------------------------------------------------------------------------------------------
     1941*           --            --    $   10,000    $    8,799            --    $    8,799            --      $  8,799        566
     1942            --            --        10,000         9,613            --         9,613            --         9,613        584
     1943       $   190       $   190        10,190        10,809            --        10,809      $    188        10,997        601
     1944           192           382        10,382        11,983       $     3        11,986           402        12,388        620
     1945           215           597        10,597        14,709           464        15,173           682        15,855        693
     1946           187           784        10,784        13,961           430        14,391           816        15,207        716
     1947           370         1,154        11,154        14,639           447        15,086         1,141        16,227        824
     1948           513         1,668        11,668        14,840           718        15,558         1,480        17,038        989
     1949           509         2,177        12,177        17,113           701        17,814         1,968        19,782      1,176
     1950           804         2,980        12,980        19,871           994        20,865         2,779        23,644      1,392
     1951         1,012         3,992        13,992        21,659         1,756        23,415         3,674        27,089      1,652
     1952         1,054         5,046        15,046        24,356         2,016        26,372         4,901        31,273      1,845
     1953         1,217         6,263        16,263        24,849         2,030        26,879         6,149        33,028      1,945
     1954         1,378         7,641        17,641        33,779         3,476        37,255         9,475        46,730      2,117
     1955         1,599         9,240        19,240        39,164         4,398        43,562        12,349        55,911      2,243
     1956         1,790        11,030        21,030        38,511         7,051        45,562        10,475        56,037      3,123
     1957         1,910        12,940        22,940        36,268         6,574        42,842        11,496        54,338      3,269
     1958         2,134        15,075        25,075        48,925         8,778        57,703        17,710        75,413      3,406
     1959         2,184        17,258        27,258        55,426        11,821        67,247        19,992        87,239      3,906
     1960         2,416        19,674        29,674        55,782        12,653        68,435        19,772        88,207      4,562
     1961         2,697        22,371        32,371        67,126        16,993        84,119        25,757       109,876      4,881
     1962         2,926        25,296        35,296        62,396        17,033        79,429        24,446       103,875      5,541
     1963         3,243        28,540        38,540        71,467        19,863        91,330        30,711       122,041      5,803
     1964         3,553        32,093        42,093        83,001        24,049       107,050        35,865       142,915      6,452
     1965         3,855        35,948        45,948        92,523        30,246       122,769        35,623       158,392      8,066
     1966         4,571        40,519        50,519        74,713        24,491        99,204        31,774       130,978      8,606
     1967         5,060        45,579        55,579        83,121        27,090       110,211        40,165       150,376      8,948
     1968         5,573        51,153        61,153        89,160        32,157       121,317        46,879       168,196      9,710
     1969         5,915        57,068        67,068        75,017        26,979       101,996        44,536       146,532     10,115
     1970         6,009        63,077        73,077        82,621        28,564       111,185        52,500       163,685     10,957
     1971         6,190        69,267        79,267        93,454        32,126       125,580        61,694       187,274     11,856
     1972         6,585        75,852        85,852       108,913        38,484       147,397        75,949       223,346     12,605
     1973         7,371        83,223        93,223        93,151        32,729       125,880        71,868       197,748     13,123
     1974         8,196        91,419       101,419        68,448        22,864        91,312        57,376       148,688     14,124
     1975         9,139       100,557       110,557        91,498        30,474       121,972        85,413       207,385     14,781
     1976         9,666       110,223       120,223       115,461        37,963       153,424       101,306       254,730     16,914
     1977        11,237       121,460       131,460       108,466        35,919       144,385        96,397       240,782     18,898
     1978        13,283       134,743       144,743       110,210        34,687       144,897       105,738       250,635     20,370
     1979        15,804       150,547       160,547       139,110        34,774       173,884       121,307       295,191     23,931
     1980        19,369       169,916       179,916       173,026        47,488       220,514       165,362       385,876     26,181
     1981        21,822       191,738       201,738       163,070        62,645       225,715       140,698       366,413     33,836
     1982        24,452       216,190       226,190       191,554        69,992       261,546       183,359       444,905     36,772
     1983        25,923       242,114       252,114       235,913        91,870       327,783       218,649       546,432     42,757
     1984        28,926       271,040       281,040       250,855        91,476       342,331       226,566       568,897     49,375
     1985        31,808       302,848       312,848       333,623       145,913       479,536       293,217       772,753     58,251
     1986        39,216       342,064       352,064       408,170       212,840       621,010       342,608       963,618     69,711
     1987        40,394       382,458       392,458       412,599       241,185       653,784       326,728       980,512     83,847
     1988        71,268       453,726       463,726       470,438       297,425       767,863       407,155     1,175,018     97,918
     1989        45,103       498,829       508,829       583,494       438,476     1,021,970       509,512     1,531,482    111,950
     1990        51,303       550,132       560,132       552,346       473,992     1,026,338       440,810     1,467,148    139,330
     1991        55,828       605,960       615,960       654,372       558,392     1,212,764       539,190     1,751,954    152,079
     1992        55,460       661,420       671,420       700,391       619,341     1,319,732       600,946     1,920,678    165,291
     1993        54,505       715,925       725,925       814,945       727,611     1,542,556       715,658     2,258,214    176,699
     1994        60,332       776,257       786,257       832,095       759,684     1,591,779       649,069     2,240,848    213,211
     1995        61,329       837,586       847,586     1,207,794       998,228     2,206,022       913,513     3,119,535    227,040
     1996        64,546       902,132       912,132     1,452,214     1,232,426     2,684,640     1,134,598     3,819,238    237,959
------------------------------------------------------------------------------------------------------------------------------------

*FROM MARCH 16, 1941.
NOTE--DURING 1990 ALL SALES CHARGES WERE ELIMINATED. THE ABOVE TABLE
REFLECTS THE CHANGE TO A "NO LOAD" STATUS AS IF IT WERE IN EFFECT FOR THE
ENTIRE PERIOD SHOWN.
THE AMOUNTS SHOWN AS DIVIDENDS FOR PERIODS AFTER OCTOBER 31, 1988 INCLUDE INTEREST INCOME FROM THE INVESTMENT OF AMOUNTS DEPOSITED IN THE DISTRIBUTIVE FUND.

                          INDEPENDENT AUDITOR'S REPORT

To the Participation  Holders of Lexington  Corporate Leaders Trust Fund

     We have audited the accompanying statement of assets and liabilities, including the statement of investments, of Lexington Corporate Leaders Trust Fund as of December 31, 1996 and the related statements of operations, changes in net assets and the selected financial information for the periods indicated in the accompanying financial statements. These financial statements and selected financial information are the responsibility of the management of the Trust. Our responsibility is to express an opinion on these financial statements and selected financial information based on our audits.

     We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and selected financial information are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1996, by correspondence with State Street Bank and Trust Company, Trustee. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and selected financial information referred to above present fairly, in all material respects, the financial position of Lexington Corporate Leaders Trust Fund as of December 31, 1996 and the results of its operations, the changes in its net assets and the selected financial information for the periods indicated, in conformity with generally accepted accounting principles.

 New York,  New York                         /s/McGladrey & Pullen, LLP
 January 10, 1997

LEXINGTON CORPORATE LEADERS
TRUST FUND STATEMENT OF ASSETS AND LIABILITIES DECEMBER 31, 1996
--------------------------------------------------------------------------------
ASSETS
Investments at market quotations,
  common stocks (identified
  cost $259,495,211) ...........................................    $383,752,319
Cash ...........................................................       8,560,554
Receivable for accrued dividends ...............................         988,327
Subscriptions receivable .......................................         678,279
                                                                    ------------
         Total assets ..........................................     393,979,479
                                                                    ------------
LIABILITIES
Distribution payable ...........................................       1,131,657
Payable for participations redeemed ............................         419,675
Accrued expenses ...............................................         133,014
                                                                    ------------
         Total liabilities .....................................       1,684,346
                                                                    ------------
NET ASSETS
Balance applicable to 24,447,241
  participations outstanding (Note 6) ...........................   $392,295,133
                                                                    ============
Computation of public offering price:
  Net asset value, offering and
    redemption price per participation
    (net assets divided by
     participations outstanding) ................................   $      16.05
                                                                    ============


See Notes to Financial Statements.

LEXINGTON CORPORATE LEADERS TRUST FUND
STATEMENT OF OPERATIONS

                                               Years Ended December 31,
                                       -----------------------------------------
                                           1996           1995           1994
                                       -----------      ---------     ----------

Investment Income:
  Income:
    Dividends .......................  $  8,730,682  $  5,974,941  $  5,177,999
    Interest ........................       103,006       234,501       160,518
                                       ------------  ------------   ------------
          Total income ..............     8,833,688     6,209,442     5,338,517
                                       ------------  ------------   ------------
  Expenses:
    Sponsor's administrative
      fee (Note 4) ..................     1,268,269       689,822       541,100
    Professional fees ...............        64,797        52,907        52,543
    Trustee's fee (Note 4) ..........        10,833        10,000        10,000
    Custodian fees and
      other services (Note 4) .......       127,519       103,513       109,431
    Transfer agent fees .............       390,712       138,644       125,301
    Printing, mailing and sundry ....       141,076       112,527        87,283
    Registration and filing fees ....        63,025        31,079        29,480
                                       ------------  ------------   ------------

       Total expenses ...............     2,066,231     1,138,492       955,138
                                       ------------  ------------   ------------
       Net investment income ........     6,767,457     5,070,950     4,383,379
                                       ------------  ------------   ------------


REALIZED AND UNREALIZED
  GAIN ON INVESTMENTS:
  Net realized gain from
    securities transactions .........    12,337,780     2,521,317    12,380,590
      Unrealized appreciation
        (depreciation) of
        investments for the year ....    47,385,034    56,613,954   (18,331,342)
                                       ------------  ------------   ------------

       Net gain (loss) on investments    59,722,814    59,135,271    (5,950,752)
                                       ------------  ------------   ------------
Net increase (decrease)
   in net assets from
   operations .......................  $ 66,490,271  $ 64,206,221   $(1,567,373)
                                       ------------  ------------   ------------

                                       17
See Notes to Financial Statements.

LEXINGTON CORPORATE LEADERS TRUST FUND
STATEMENTS OF CHANGES IN NET ASSETS


                                               Years Ended December 31,
                                       -----------------------------------------
                                           1996           1995           1994
                                       -----------      ---------     ----------


Income and
Distributable Fund:
  Additions:
    Net investment income ......    $  6,767,457    $  5,070,950    $  4,383,379
    Realized gains from
     sale of securities,
     other than sale
     of stock units ............       6,395,874         820,396      11,402,269
                                    ------------    ------------    ------------
                                      13,163,331       5,891,346      15,785,648
                                    ------------    ------------    ------------

  Deductions:
    Paid on account of
     participations redeemed ...         486,295         212,668         219,442
    Semi-annual
      distributions
       (Note 3(a))
      Paid in cash .............       1,849,390         939,656       2,810,148
      Reinvested, below ........      10,714,827       4,685,472      12,699,124
                                    ------------    ------------    ------------
                                      13,050,512       5,837,796      15,728,714
                                    ------------    ------------    ------------
  Net change in income
   and distributable fund ......         112,819          53,550          56,934
                                    ------------    ------------    ------------
Principal Account:
  Additions:
    Payments received on
    sale of participations .....     167,449,209      74,367,391      40,209,522
    Semi-annual
     distributions
      reinvested, above ........      10,714,827       4,685,472      12,699,124
    Realized gains on
    sale of stock units ........       5,941,906       1,700,921         978,321
    Unrealized appreciation
    (depreciation) of
      investments ..............      47,385,034      56,613,954    (18,331,342)
                                    ------------    ------------    ------------
                                     231,490,976     137,367,738      35,555,625
                                    ------------    ------------    ------------
  Deductions:
    Paid on account
    of participations
    redeemed ...................      95,197,345      35,780,396      24,442,332

    Semi-annual
     distributions of
     principal (Note 3(b)) .....         578,409       1,459,632       2,065,563
                                    ------------    ------------    ------------
                                      95,775,754      37,240,028      26,507,895
                                    ------------    ------------    ------------
    Net change
     in principal account ......     135,715,222     100,127,710       9,047,730
                                    ------------    ------------    ------------
Net assets at
  beginning of year:
    Income and
      distributable fund .......         432,414         378,864         321,930
    Principal account ..........     256,034,678     155,906,968     146,859,238
                                    ------------    ------------    ------------
                                     256,467,092     156,285,832     147,181,168
                                    ------------    ------------    ------------
Net assets at
  end of year:
    Income and
      distributable fund .......         545,233         432,414         378,864
    Principal account ..........     391,749,900     256,034,678     155,906,968
                                    ------------    ------------    ------------
                                    $392,295,133    $256,467,092    $156,285,832
                                    ============    ============    ============



See Notes to Financial Statements.

LEXINGTON CORPORATE LEADERS TRUST FUND
STATEMENT OF INVESTMENTS December 31, 1996

                                         Number                        Market
Securities                              of Shares        Cost           Value
-------------------                     ---------      ---------       ---------

CONSUMER PRODUCTS: (17.3%)
American Brands, Inc. ..........         278,900    $ 10,450,174    $ 13,840,413
Eastman Kodak Co. ..............         278,900      14,471,365      22,381,725
Procter & Gamble Co. ...........         278,900      17,161,874      29,981,750
                                                    ------------    ------------
                                                      42,083,413      66,203,888
                                                    ------------    ------------
OIL INTERNATIONAL: (20.7%)
Chevron Corp. ..................         278,900      13,110,451      18,128,500
Exxon Corp. ....................         278,900      17,511,249      27,332,200
Mobil Corp. ....................         278,900      22,755,150      34,095,525
                                                    ------------    ------------
                                                      53,376,850      79,556,225
                                                    ------------    ------------
CHEMICAL & FERTILIZERS: (9.8%)
duPont (E.I.)
  de Nemours & Co., Inc. .......         278,900      15,990,733      26,321,187
Union Carbide Corp. ............         278,900       7,151,820      11,400,038
                                                    ------------    ------------
                                                      23,142,553      37,721,225
                                                    ------------    ------------
ELECTRICAL EQUIPMENT: (8.6%)
General Electric Co. ...........         278,900      16,143,502      27,576,237
Westinghouse Electric Corp. ....         278,900       5,614,603       5,543,138
                                                    ------------    ------------
                                                      21,758,105      33,119,375
                                                    ------------    ------------
RETAILING: (4.9%)
Sears, Roebuck & Co. ...........         278,900       8,114,543      12,864,262
Woolworth Corp. ................         278,900       5,859,608       6,100,938
                                                    ------------    ------------
                                                      13,974,151      18,965,200
                                                    ------------    ------------
UTILITIES: (6.5%)
Consolidated Edison
  Co. of N.Y., Inc. ............         278,900       7,931,764       8,157,825
Pacific Gas & Electric Co. .....         278,900       7,179,327       5,856,900
Union Electric Company .........         278,900       9,606,266      10,737,650
                                                    ------------    ------------
                                                      24,717,357      24,752,375
                                                    ------------    ------------
RAILROADS: (8.1%)
Burlington Northern Santa Fe ...         166,014       9,395,456      14,339,459
Union Pacific Corp. ............         278,900      10,407,538      16,768,863
                                                    ------------    ------------
                                                      19,802,994      31,108,322
                                                    ------------    ------------
ENERGY: (8.2%)
Columbia Gas Systems, Inc. .....         278,900      10,361,691      17,745,012
Union Pacific
  Resources Group Inc. . .......         237,667       5,070,486       6,951,760
USX Marathon Group .............         278,900       5,840,610       6,658,738
                                                    ------------    ------------
                                                      21,272,787      31,355,510
                                                    ------------    ------------
MISC. INDUSTRIAL: (8.2%)
AlliedSignal Corp. .............         278,900      11,240,594      18,686,300
Praxair, Inc. ..................         278,900       6,362,448      12,864,262
                                                    ------------    ------------
                                                      17,603,042      31,550,562
                                                    ------------    ------------
COMMUNICATIONS: (4.4%)
A T & T Corp. ..................         278,900       9,931,761      12,132,150
Lucent Technologies Inc. .......         100,160       4,343,760       4,632,400
                                                    ------------    ------------
                                                      14,275,521      16,764,550
                                                    ------------    ------------
FINANCIAL: (3.3%)
Travelers Group Inc. ...........         278,900       7,488,438      12,655,087
                                                    ------------    ------------
      TOTAL INVESTMENTS (100%) .                    $259,495,211    $383,752,319
                                                    ============    ============
* Non Income producing.

See Notes to Financial Statements.

LEXINGTON CORPORATE LEADERS TRUST FUND
NOTES TO FINANCIAL STATEMENTS

1. NATURE OF BUSINESS  AND BASIS OF  PRESENTATION

     Lexington Corporate Leaders Trust Fund (the "Trust") is an unincorporated Unit Investment Trust registered as such with the Securities and Exchange Commission. The Trust commenced operations in 1941 as a series of Corporate Leaders Trust Fund which was created under a Trust Indenture dated November 18, 1935.

2. SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:

          (a) Valuation of securities--Investments are stated at value based on the last sale price on the principal exchange on which the security is traded prior to the time the Trust's assets are valued. Investments for which no sale is reported, or which are traded over-the-counter, are valued at the mean between bid and asked prices. Short term securities with 60 days or less to maturity are valued at amortized cost.

          (b) Income taxes--No provision for Federal income taxes is made since the Trust, under applicable provisions of the Internal Revenue Code, is a Grantor Trust and all its income is taxable to the Holders of participations.

          (c) Other--Investment transactions are recorded on the trade date basis. Dividend income is recorded on the ex-dividend date. Interest income is accrued as earned.

3. DISTRIBUTIONS

          (a) During the year ended December 31, 1996, the distributions from net investment income were $.28047 per participation and, from realized gains, were $.27318 per participation.

          (b) The amount shown does not reflect the reinvestment of that portion of the proceeds from the sale of securities (other than stock units) representing the cost of the securities sold which is distributed and then reinvested in additional participations. In addition, any gain on the sale of stock units to provide funds for the redemption of participations is non-distributable and remains a part of the principal account. During the year ended December 31, 1996, the distributions from return of capital were $.17214 per participation.

4. TRUSTEE AND SPONSOR FEES

     State Street Bank and Trust Company (the "Trustee") receives an annual Trustee fee as well as fees for acting as custodian and for providing portfolio accounting and record keeping services which aggregated $138,352 for the year ended December 31, 1996. The Trust pays an administrative fee to Lexington Management Corporation (Sponsor) equal, on an annual basis, to 0.40% (.35% prior to May 1, 1996) of the average daily net assets of the Trust.

5. INVESTMENT TRANSACTIONS

     During the year ended December 31, 1996, the cost of purchases and proceeds of sales of investment securities, other than short-term obligations, were $99,232,310 and $19,044,457, respectively.

     The cost of investment securities as well as realized security gains and losses are based on the identified cost basis. The cost of investments for Federal income taxes is the same as that reported in the Trust's financial statements.

     As  of  December  31,  1996,  net  unrealized   appreciation  of  portfolio
securities   was   $124,257,108,   comprised  of  unrealized   appreciation   of
$125,651,000 and unrealized depreciation of $1,393,892.

6. SOURCE OF NET ASSETS

As of December 31, 1996, the Trust's net assets  were
  comprised  of the  following  amounts:
Net  amounts  paid  in and reinvested by Holders
  net of terminations and return of capital payments ............   $224,775,285
Cumulative amount of non-distributable realized
gains retained in Principal Account .............................     42,717,507
Unrealized appreciation in value of securities ..................    124,257,108
                                                                     -----------
  Principal account .............................................    391,749,900
  Income and distributable fund .................................        545,233
                                                                     -----------
    Total net assets ............................................   $392,295,133
                                                                    ============
7. PARTICIPATIONS ISSUED AND REDEEMED

     During the periods indicated, participations were issued and redeemed as follows:

                                           Number of Participations
                                            Year ended December 31,
                                   ---------------------------------------------

                                            1996          1995            1994
                                          -------       -------         -------
Issued on payments from Holders ....    11,313,596     5,797,609      3,324,643
Issued on reinvestment
  of distributions .................       919,816       914,327      2,100,371
Redeemed ...........................    (6,457,089)   (2,910,131)    (2,072,895)
                                        ----------    ----------     ----------
    Net increase ...................     5,776,323     3,801,805      3,352,119
                                         =========     =========      =========


8. SELECTED FINANCIAL INFORMATION

     Refer to page 4 of the Prospectus for selected financial information.

SPONSOR
--------------------------------------------------------------------------------
LEXINGTON MANAGEMENT CORPORATION
P.O. Box 1515/Park 80 West Plaza Two
Saddle Brook, New Jersey 07663

DISTRIBUTOR
--------------------------------------------------------------------------------
LEXINGTON FUNDS DISTRIBUTOR, INC.
P.O. Box 1515/Park 80 West Plaza Two
Saddle Brook, New Jersey 07663


TRUSTEE
--------------------------------------------------------------------------------
STATE STREET BANK AND TRUST COMPANY
MUTUAL FUND SERVICES AREA
Lexington Corporate Leaders Trust Fund
225 Franklin Street
Boston, Massachusetts 02110


--------------------------------------------------------------------------------
ALL SHAREHOLDER REQUESTS FOR SERVICES OF ANY KIND SHOULD BE SENT TO:
--------------------------------------------------------------------------------
TRANSFER AGENT
STATE STREET BANK AND TRUST COMPANY
C/O NATIONAL FINANCIAL DATA SERVICES
LEXINGTON FUNDS
1004 BALTIMORE
KANSAS CITY, MISSOURI 64105

OR CALL TOLL FREE:
SERVICE: 1-800-526-0056
INSTITUTIONAL/FINANCIAL ADVISER SERVICES:
  1-800-367-9160
24 HOUR ACCOUNT INFORMATION: 1-800-526-0052
--------------------------------------------------------------------------------


TABLE OF CONTENTS                                                          PAGE
--------------------------------------------------------------------------------
Highlights .............................................................     2
Description of the Trust ...............................................     2
Selected Financial Information .........................................     4
How to Purchase Participations .........................................     4
How to Redeem Participations ...........................................     5
Shareholder Services ...................................................     7
Exchange Privilege .....................................................     7
Tax Matters ............................................................     9
Investment Return ......................................................    10
Amendment and Termination ..............................................    11
Resignation, Removal and Limitations on Liability
  of Sponsor ...........................................................    11
Miscellaneous ..........................................................    12
Nonstandard Investment Return ..........................................    14
Financial Statements ...................................................    15


--------------------------------------------------------------------------------

                                   LEXINGTON
                                   CORPORATE
                                    LEADERS
                                     TRUST
                                      FUND

       --------------------------------o----------------------------------

                  o No sales charge
                  o No redemption fees
                  o Created in 1935
                  o Blue chip stocks
                  o Free telephone
                    exchange privilege

       --------------------------------o----------------------------------

                               The Lexington Group
                                       of
                                    NO-LOAD
                              Investment Companies

--------------------------------------------------------------------------------

                                   PROSPECTUS
                                 APRIL 30, 1997